Goldman Sachs Mid Cap Value Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.03%	8.59%		8.39%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%	13.44%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	9.89%		9.93%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.22%	7.57%		7.42%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.41%	7.39%		7.30%